Income Taxes - Total Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Provision for current income taxes
Adjustments for prior years	$ (125)	$ (39)	$ (19)
Current income tax expense	1,365	1,392	1,160
Current income tax expense and adjustment for prior years	1,240	1,353	1,141
Provision for deferred income taxes
Adjustments for prior years	107	32	6
Effect of changes in tax rates and laws	34	87	3
Origination and reversal of temporary differences	(33)	(50)	12
Deferred tax expense income	108	69	21
Income tax expense	1,348	1,422	1,162
OCI	22	42	166
Total comprehensive income	$ 1,370	$ 1,464	$ 1,328